Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Rental expense under all operating leases	$ 105,200,000	$ 93,400,000	$ 95,200,000
Estimated gross settlement exposure	11,100,000
Cardholders' overdrawn account balances	14,000,000	13,800,000
Cardholders' loss reserve	6,300,000	5,800,000
Recognized gain on investment	793,000	966,000	898,000
MetaBank
Commitments and Contingencies Disclosure [Line Items]
Advance on behalf of cardholders	1,000,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Cardholder overdraft limit	10
Private Equity Funds
Commitments and Contingencies Disclosure [Line Items]
Investments	9,300,000	6,000,000
Recognized gain on investment	800,000	1,000,000	900,000
Private Equity Funds | Maximum
Commitments and Contingencies Disclosure [Line Items]
Commitment to invest				$ 20,000,000
Percentage of ownership interests				50.00%